Investment Securities - Amortized Cost and Fair Value of Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Available for sale debt securities
Amortized Cost	$ 5,338,365	$ 4,068,766
Unrealized Gains	34,860	3,441
Unrealized Losses	(9,529)	(44,942)
Fair value	5,363,696	4,027,265
U.S. Treasury securities
Available for sale debt securities
Amortized Cost	308,479	502,126
Unrealized Gains	10
Unrealized Losses		(2,150)
Fair value	308,489	499,976
Government-sponsored enterprises debt securities
Available for sale debt securities
Amortized Cost	189,706	96,132
Unrealized Gains	244	16
Unrealized Losses	(57)	(324)
Fair value	189,893	95,824
Government agency mortgage-backed securities
Available for sale debt securities
Amortized Cost	203,685	56,490
Unrealized Gains	1,290
Unrealized Losses	(17)	(508)
Fair value	204,958	55,982
Government-sponsored enterprises mortgage-backed securities
Available for sale debt securities
Amortized Cost	8,539	10,185
Unrealized Gains	461	560
Fair value	9,000	10,745
Non-government mortgage-backed securities
Available for sale debt securities
Unrealized Gains		157
Fair value		157
Non-government asset-backed securities
Available for sale debt securities
Amortized Cost	19,510	95,453
Unrealized Losses	(16)	(143)
Fair value	19,494	95,310
Collateralized mortgage obligations: Government agency
Available for sale debt securities
Amortized Cost	3,522,585	2,261,526
Unrealized Gains	25,203	1,984
Unrealized Losses	(4,136)	(23,576)
Fair value	3,543,652	2,239,934
Collateralized mortgage obligations: Government-sponsored enterprises
Available for sale debt securities
Amortized Cost	1,085,861	1,046,854
Unrealized Gains	7,652	724
Unrealized Losses	(5,303)	(18,241)
Fair value	$ 1,088,210	$ 1,029,337